CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period Of Adoption, Adjustment	Contributed surplus	Accumulated other comprehensive income/( loss)	Retained earnings / (accumulated deficit)	Retained earnings / (accumulated deficit) Cumulative Effect, Period Of Adoption, Adjustment	Designated as hedging instrument Interest rate swaps	Designated as hedging instrument Cross currency swaps	Designated as hedging instrument Cross currency interest rate swaps
Balance, at beginning of year (in shares) at Dec. 31, 2019	119,391,310
Balance, at beginning of year at Dec. 31, 2019		$ 1,194	$ 469,426		$ 648,764	$ (13,015)	$ 0	$ (32,638)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,418,754
Shares issued- share option, dividend reinvestment and other schemes		84	61,400
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			966
Stock-based compensation forfeitures			(96)
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(314)
Fair value adjustments to hedging financial instruments						(7,695)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 1,059					1,059
Fair value adjustments to available-for-sale securities						(4,608)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	4,888					4,888
Other comprehensive income/(loss)	55					55
Net income/(loss)	$ (224,425)						(224,425)
Dividends declared					(109,394)		0
Balance, at end of year (in shares) at Dec. 31, 2020	127,810,064
Balance, at end of year at Dec. 31, 2020	$ 795,651	1,278	531,382		539,370	(19,316)	(257,063)
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments									$ (5,564)	$ (7,162)	$ (7,146)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	915
Other items	(327)
Accumulated other comprehensive income/(loss)	$ (19,316)
Shares issued (in shares)	10,741,323
Shares issued- share option, dividend reinvestment and other schemes		108	89,269
Payments in lieu of issuing shares	$ 100		(97)
Amortization of stock-based compensation			981
Stock-based compensation forfeitures			0
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			(498)
Fair value adjustments to hedging financial instruments						10,408
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	0					0
Fair value adjustments to available-for-sale securities						(1,101)
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	817					817
Other comprehensive income/(loss)	(2)					(2)
Net income/(loss)	$ 164,343						164,343
Dividends declared					(77,552)		0
Balance, at end of year (in shares) at Dec. 31, 2021	138,551,387
Balance, at end of year at Dec. 31, 2021	$ 982,327	1,386	621,037	$ (5,863)	461,818	(9,194)	(92,720)	$ 4,285
Accumulated other comprehensive income/(loss)
Accounting Standards Update [Extensible List]	Accounting Standards Update 2020-06 [Member]
Fair value adjustments to hedging financial instruments									2,758	(7,280)	(4,942)
Reclassification of unrealized losses upon adoption of ASU 2017-12	$ (32)
Fair value adjustments to available-for-sale securities	631
Other items	(329)
Accumulated other comprehensive income/(loss)	$ (9,194)
Shares issued (in shares)	10,786
Shares issued- share option, dividend reinvestment and other schemes		0	0
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			1,380
Stock-based compensation forfeitures			0
Adjustment to equity component of convertible bonds arising from reacquisition of bonds			0
Fair value adjustments to hedging financial instruments						18,602
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 0					0
Fair value adjustments to available-for-sale securities						0
Earnings reclassification of previously deferred fair value adjustments to available-for-sale securities	(631)					(631)
Other comprehensive income/(loss)	(63)					(63)
Net income/(loss)	$ 202,768						202,768
Dividends declared					(37,256)		(74,318)
Balance, at end of year (in shares) at Dec. 31, 2022	138,562,173
Balance, at end of year at Dec. 31, 2022	$ 1,091,231	$ 1,386	$ 616,554		$ 424,562	$ 8,714	$ 40,015
Accumulated other comprehensive income/(loss)
Fair value adjustments to hedging financial instruments									$ 17,257	$ (7,198)	$ (921)
Reclassification of unrealized losses upon adoption of ASU 2017-12	(32)
Fair value adjustments to available-for-sale securities	0
Other items	(392)
Accumulated other comprehensive income/(loss)	$ 8,714